Loans (Loans Outstanding by Domicile and Industry of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	¥ 77,722,525	¥ 78,211,691
Less: Unearned income and deferred loan fees-net		167,156	163,415
Loans outstanding		77,555,369	78,048,276
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		52,572,432	54,009,891
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,344,808	8,224,361
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		7,733,513	7,353,826
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,655,704	4,272,968
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,408,850	5,586,533
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,267,902	3,156,855
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,632,481	3,852,820
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,395,784	4,611,900
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	4,619,336	5,079,922
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,589,646	11,021,956
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		924,408	848,750
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		25,150,093	24,201,800
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,382,449	6,077,144
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		1,174,665	1,010,704
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		17,319,284	16,688,090
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[2]	¥ 273,695	¥ 425,862

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of Domestic and Other of Foreign include trade receivables and lease receivables of consolidated VIEs.